Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Short-Term Leases and Long-Term Operating Leases (Details) - Short-term office rental fees [Member]	Dec. 31, 2025 USD ($)
Schedule of Future Minimum Lease Payments under Short-Term Leases and Long-Term Operating Leases [Line Items]
Within one year	$ 23,097
One to three years
Over three years
Total	$ 23,097